Revenue - Schedule of Summarizes Unrecognized Contract (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Beginning balance	$ 5,648	$ 9,731
Upfront fees:
Contract with Customer, Liability, Revenue Recognized		0
Ending balance	4,246	5,648
License Fees [Member]
Upfront fees:
Contract with Customer, Liability, Revenue Recognized	(1,298)	(3,548)
Reimbursements [Member]
Upfront fees:
Contract with Customer, Liability, Revenue Recognized	$ (104)	$ (535)